Document and Entity Information	0 Months Ended
Apr. 23, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 23, 2012
Registrant Name	Neuberger Berman Alternative Funds
Central Index Key	0001317474
Amendment Flag	false
Document Creation Date	Apr. 23, 2012
Document Effective Date	Apr. 23, 2012
Prospectus Date	Apr. 23, 2012